Related-Party Transactions - Summary of Analysis of Activity of Related-Party Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Balance at beginning of year	$ 321	$ 495
New loans and advances	478	84
Repayments, including loans sold	294	117
Changes in related parties		(141)
Balance at end of year	$ 505	$ 321